Government Grants and Subsidies (Tables)	12 Months Ended
Mar. 31, 2023
Government Grants and Subsidies [Abstract]
Schedule of government subsidies received
	Year ended March 31,
	2021	2022	2023
	$	$	$

Rental payment for factory space and dormitories located in Shenzhen (offset against cost of sales)	66	-	247
Salaries of Hong Kong employees (offset against selling, general and administrative expenses)	144	-	62

Total	210	-	309